Marketable securities	12 Months Ended
Dec. 31, 2011
Marketable securities
Marketable securities

4.Marketable securities

In March 2011, the Company placed $2,500 in highly liquid, low risk marketable securities which are considered to be available-for-sale for reporting purposes. The fair value of these marketable securities as of December 31, 2011 was $2,534, and the change in fair value amounting to $34 (positive) is included in Accumulated other comprehensive loss.